Document and Entity Information	Jan. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 02, 2024
Entity Registrant Name	Herbalife Ltd.
Entity Incorporation State Country Code	E9
Entity File Number	1-32381
Entity Tax Identification Number	98-0377871
Entity Address Address Line 1	P.O. Box 309, Ugland House
Entity Address City Or Town	Grand Cayman
Entity Address Country	KY
Entity Address Postal Zip Code	KY1-1104
City Area Code	213
Local Phone Number	745-0500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value $0.0005 per share
Trading Symbol	HLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001180262